International Small Cap Equity Fund (Prospectus Summary) | International Small Cap Equity Fund
INTERNATIONAL SMALL CAP EQUITY FUND
Investment Objective
The Fund seeks to provide long-term capital appreciation through equity and equity-related investments in small capitalization companies outside the United

States.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your

Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		International Small Cap Equity Fund
Management Fees		0.82%
Other Expenses		0.46%
Total Annual Fund Operating Expenses		1.28%
Expense Reimbursement		0.28%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.00%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2012, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 1.00%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2012. The Example does not reflect charges imposed by the

Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Small Cap Equity Fund	102	378	675	1,521

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, at least 80% of the Fund's net assets will be invested in equity and equity-related securities of small cap companies throughout the world, excluding the United States. The definition of a "small cap company" is dependent on the size of the market. The sub-adviser will determine company size on a country-specific basis. The Fund will invest primarily in small cap companies whose capitalization, at the time of purchase,

does not exceed U.S. $6.0 billion.

The Fund is not limited in the amount it invests in any one country. The sub-adviser will try to select a wide range of industries and companies and may invest in developing or emerging market countries.

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund,

there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks,

which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.

companies that have significant foreign operations may be subject to foreign investment risk.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate,

sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Small Capitalization Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the

MSCI EAFE Small Cap Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Invesco Advisers, Inc. ("Invesco") assumed co-sub-advisory duties of the Fund on

December 14, 2009. Invesco Asset Management Ltd. ("IAML") began to serve as a sub-sub-adviser to the Fund pursuant to a sub-sub-advisory agreement between

Invesco and IAML effective December 14, 2009. UBS Global Asset Management

(Americas) Inc. ("UBS Global AM") assumed co-sub-advisory duties of the Fund on

December 5, 2011. PineBridge Investments, LLC (and its predecessors) was sub-adviser to the Fund from October 11, 2004 to December 2, 2011. The Fund was sub-advised by Putnam Investment Management, LLC from January 1, 2002 through

October 8, 2004. From July 24, 2000 through December 31, 2001, the Fund was sub-advised by Thompson, Siegel & Walmsley, Inc.

Invesco/IAML and UBS Global AM each manage approximately 50% of the Fund's assets. The percentage of the Fund's assets each sub-adviser manages may, at the discretion of The Variable Annuity Life Insurance Company ("VALIC"), as defined herein, discretion, change from time-to-time.

During the periods shown in the bar chart below, the highest return for a quarter was 21.35% (quarter ending June 30, 2009) and the lowest return for a quarter was -22.67% (quarter ending September 30, 2008). For the year-to-date through September 30, 2011, the Fund's return was -19.03%.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
International Small Cap Equity Fund	Fund	20.04%	2.36%	4.06%
International Small Cap Equity Fund MSCI EAFE Small Cap Index (net)	MSCI EAFE Small Cap Index (net)	22.04%	2.81%	9.44%